Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-interest bearing
Cash and demand deposits with banks	$ 124,182	$ 89,381
Interest bearing
Demand deposits with banks	487,588	340,256
Cash equivalents - Interest bearing	1,442,113	1,105,501
Sub-total - Interest bearing	1,929,701	1,445,757
Cash due from banks	2,053,883	1,535,138
Interest-bearing deposits in banks bearing negligible interest	204,200	203,300
Bermuda
Non-interest bearing
Cash and demand deposits with banks	21,677	24,189
Interest bearing
Demand deposits with banks	335,841	215,363
Cash equivalents - Interest bearing	364,714	330,247
Sub-total - Interest bearing	700,555	545,610
Cash due from banks	722,232	569,799
Non-Bermuda
Non-interest bearing
Cash and demand deposits with banks	102,505	65,192
Interest bearing
Demand deposits with banks	151,747	124,893
Cash equivalents - Interest bearing	1,077,399	775,254
Sub-total - Interest bearing	1,229,146	900,147
Cash due from banks	$ 1,331,651	$ 965,339